Consolidated Condensed Statement of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net loss	$ (4,862,490)	$ (1,966,876)
Depreciation	513	1,407
Stock compensation expense as settlement	64,344	600,000
Stock compensation expense	759,673	0
Change in fair value for warrant and derivative liabilities	(43,239)	0
Loss on debt extinguishment, non-cash component	663,250	0
Change in assets and liabilities:
Accounts receivable	(73,109)	0
Inventory	337,562	0
Prepaid inventory	(319,532)	0
Other assets	(29,100)	33,750
Accounts payable and accrued expenses	630,595	(50,819)
Operating lease liabilities	(33,056)	0
Customer deposits and other current liabilities	186,076	0
Net cash used in operating activities	(2,718,513)	(1,382,538)
Cash flows from investing activities
Cash portion of consideration paid for acquisition of businesses; net of cash received	(852,801)	0
Purchase of property & equipment	0	(3,164)
Net cash used in investing activities	(852,801)	(3,164)
Cash flows from financing activities:
Proceeds from issuance of common shares	5,000,000	0
Common share issuance offering costs	(637,687)	(376,702)
Net cash provided by (used in) financing activities	4,362,313	(376,702)
Net increase (decrease) in cash	790,999	(1,762,404)
Cash, beginning of period	894,773	3,099,422
Cash, end of period	1,685,772	1,337,018
Supplemental disclosures of cash flow information:
Non-cash consideration paid for assets acquired and liabilities assumed	19,000,000	0
Deferred acquisition costs	100,000	0
Deferred offering costs recorded as reduction of proceeds	$ 512,758	$ 0